Segment information - Contributions by Reportable Segments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) Reportable_segment	Dec. 31, 2020 GBP (£)		Dec. 31, 2019 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | Reportable_segment	3
Revenue	£ 12,801.1	£ 12,002.8	[1]	£ 13,234.1	[1]
Headline operating profit	1,493.5	1,260.5		1,560.6
Share-based payments	99.6	74.4		66.0
Capital additions	293.1	272.6		329.8
Depreciation and amortisation	444.0	541.9		508.3
Goodwill impairment	1.8	2,822.9		47.7
Share of results of associates	23.8	(136.0)	[1]	14.7	[1]
Interests in associates and joint ventures	412.9	330.7	[2]	813.0	[2]
Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	10,836.3	10,265.5		11,269.2
Revenue less pass-through costs	8,638.7	8,194.2		9,090.4
Headline operating profit	1,215.5	1,059.9		1,358.6
Share-based payments	92.3	61.3		57.2
Capital additions	252.7	234.2		284.5
Depreciation and amortisation	372.8	449.7		424.6
Goodwill impairment	0.0	2,355.1		4.8
Share of results of associates	22.7	19.0		16.8
Interests in associates and joint ventures	115.2	158.4		164.6
Public Relations
Disclosure of operating segments [line items]
Revenue	959.0	892.9		956.5
Revenue less pass-through costs	909.7	854.4		898.0
Headline operating profit	143.1	141.3		140.6
Share-based payments	4.8	8.0		4.6
Capital additions	17.9	15.5		17.5
Depreciation and amortisation	28.1	32.8		31.5
Goodwill impairment	0.0	161.5		0.0
Share of results of associates	1.7	1.3		(0.3)
Interests in associates and joint ventures	8.0	6.4		5.5
Specialist Agencies
Disclosure of operating segments [line items]
Revenue	1,005.8	844.4		1,008.4
Revenue less pass-through costs	848.8	713.4		858.1
Headline operating profit	134.9	59.3		61.4
Share-based payments	2.5	5.1		4.2
Capital additions	22.5	22.9		27.8
Depreciation and amortisation	43.1	59.4		52.2
Goodwill impairment	1.8	306.3		42.9
Share of results of associates	(0.6)	(156.3)		(1.8)
Interests in associates and joint ventures	£ 289.7	£ 165.9		£ 642.9

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.